Expense Example (Invesco V.I. Money Market Fund, Series II shares, Invesco V.I. Money Market Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Money Market Fund | Series II shares, Invesco V.I. Money Market Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 128
3 Years	400
5 Years	692
10 Years	$ 1,523